Consolidated Balance Sheet - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current
Cash and cash equivalents	$ 6,028	$ 6,904
Accounts receivable	328,584	196,077
Crude oil inventory	20,070	13,402
Derivative instruments	19,321	16,924
Prepaid expenses	98,842	27,686
Total current assets	472,845	260,993
Derivative instruments	0	2,451
Deferred taxes	374,993	484,497
Exploration and evaluation assets	233,290	254,094
Capital assets	4,824,195	3,107,104
Total assets	5,905,323	4,109,139
Current
Accounts payable and accrued liabilities	440,658	297,670
Derivative instruments	268,973	130,919
Income taxes payable	37,182	4,539
Total current liabilities	746,813	433,128
Derivative instruments	51,213	8,228
Long-term debt	1,651,569	1,933,848
Lease obligations	60,190	76,524
Asset retirement obligations	1,000,554	467,737
Deferred taxes	328,839	264,272
Total liabilities	3,839,178	3,183,737
Shareholders' Equity
Shareholders' capital	4,241,773	4,181,160
Contributed surplus	49,529	66,250
Accumulated other comprehensive income	28,467	77,986
Deficit	(2,253,624)	(3,399,994)
Total shareholders' equity	2,066,145	925,402
Total liabilities and shareholders' equity	$ 5,905,323	$ 4,109,139